Mineral Rights - Schedule of Direct Cost Measured at Fair Market Value (Details)	Mar. 31, 2015 USD ($)
Ownership	80.00%
Papua New Guinea Alluvial Gold Mining Venture [Member]
Investment	$ 34
Ownership	90.00%
Angel Jade Pty Ltd [Member]
Investment	$ 104,000
Ownership	70.00%